ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2020
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

5.    ACCOUNTS PAYABLE AND ACCRUED EXPENSES:

Accounts payable and accrued expenses consist of the following:

	December 31,
	2020	2019
Accounts payable	$226,850	$273,298
Accrued expenses – H2020 grant	—	416,480
Accrued expenses – lab refurbishments	132,356	88,036
Accrued expenses – technical fees	44,755	75,160
Accrued expenses – variable rent & utilities	67,165	27,962
Accrued expenses – audit & accounting fees	250,437	27,482
Accrued expenses – other	5,879	20,985
Credit card liabilities	6,308	11,512
Payroll liabilities	126,883	114,630
Total accounts payable and accrued expenses	$860,633	$1,055,545